Accounts Payable and Accrued Expenses - Accounts payable and accrued expenses (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Payables and Accruals [Abstract]
Accounts payable and accrued expenses

	April 30, 2015	July 31, 2014
Accounts Payable and Accruals – General and Administrative	$3,127,111	$3,208,069
Accounts Payable and Accruals – Research and Development	3,699,158	3,955,543
Accounts Payable and Accruals – Selling and Marketing	326,586	327,067
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 7)	233,077	337,500
Executive Compensation and Directors’ Fees Payable	236,547	205,943
Total	$7,622,479	$8,034,122

	July 31,
	2014	2013
Accounts Payable and Accruals - General and Administrative	$3,208,069	$3,447,618
Accounts Payable and Accruals - Research and Development	3,955,543	3,557,184
Accounts Payable and Accruals - Selling and Marketing	327,067	328,629
Accrued Make-whole Payments on Covertible Preferred Stock (see Note 9)	337,500	251,100
Executive Compensation and Directors’ Fees Payable	205,943	76,703
Total	$8,034,122	$7,661,234